Invest 101 (Details)	Aug. 03, 2020 USD ($) $ / shares shares
Goodwill and Intangible Assets Disclosure [Abstract]
Stock Issued During Period, Shares, Purchase of Assets | shares	480,000
Shares Issued, Price Per Share | $ / shares	$ 3.25
Finite-lived Intangible Assets Acquired | $	$ 1,560,000